UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2012

Fund Advisor:

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

Toll Free (855) 367-6383

Investment Results - (Unaudited)

Total Returns*
(For the periods ended October 31, 2012)

Since Inception (May 4, 2012)
Martin Focused Value Fund, Institutional Class	-0.40%
S&P 500® Index **	2.59%

Total annual operating expenses, as estimated for the Fund’s first fiscal period ending April 30, 2013 and disclosed in the Fund’s prospectus, were 2.13% of net assets for the Investor Class (1.00% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to cap certain operating expenses of the Fund through June 30, 2015.

Total Returns*
(For the periods ended October 31, 2012)

Since Inception (May 4, 2012)
Martin Focused Value Fund, Retail Class	-0.60%
S&P 500® Index **	2.59%

Total annual operating expenses, as estimated for the Fund’s first fiscal period ending April 30, 2013 and disclosed in the Fund’s prospectus, were 2.53% of net assets for the Investor Class (1.40% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to cap certain operating expenses of the Fund through June 30, 2015.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-367-6383.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results - (Unaudited)

The chart above assumes an initial investment of $10,000 made on May 4, 2012 (commencement of Fund operations) and held through October 31, 2012. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-855-367-6383. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings - (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Martin Focused Value Fund is long-term growth of capital.

Availability of Portfolio Schedule - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 4, 2012 (commencement of fund operations) to October 31, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Martin Focused Value Fund - Institutional Class	Beginning Account Value	Ending Account Value October 31, 2012	Expenses Paid During the Period Ended October 31, 2012
Actual	$1,000.00	$996.00	$4.95
Hypothetical **	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since commencement of Fund operations on May 4, 2012).
**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2012 to October 31, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the partial year period).

Martin Focused Value Fund - Retail Class	Beginning Account Value	Ending Account Value October 31, 2012	Expenses Paid During the Period Ended October 31, 2012
Actual	$1,000.00	$994.00	$6.92
Hypothetical **	$1,000.00	$1,018.15	$7.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since commencement of Fund operations on May 4, 2012).
**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2012 to October 31, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the partial year period).

Martin Focused Value Fund

Schedule of Investments

October 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 9.19%
Consumer Discretionary - 1.22%
Gildan Activewear, Inc.	5,450	$185,954

Healthcare - 0.81%
Stryker Corp.	2,325	122,295

Industrials - 3.42%
Gentex Corp.	30,175	519,613

Information Technology - 3.74%
Hewlett-Packard Co.	41,000	567,850

TOTAL COMMON STOCKS (Cost $1,480,952)		1,395,712

	Principal Amount
U.S. Government Securities - 78.68%
U.S. Treasury Note, 1.375%, 01/15/2013	2,850,000	2,857,570
U.S. Treasury Note, 1.375%, 02/15/2013	7,300,000	7,326,521
U.S. Treasury Note, 1.375%, 02/15/2013	1,750,000	1,758,136

TOTAL U.S. GOVERNMENT SECURITIES (Cost $11,941,636)		11,942,227

	Shares
Money Market Securities - 10.79%
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	1,637,437	$1,637,437

TOTAL MONEY MARKET SECURITIES (Cost $1,637,437)		1,637,437

	Outstanding Contracts
Put Options Purchased - 1.04%
Standard & Poor's 500 Index, Put @ $1000, Expiring December 2013	62	157,480

TOTAL PUT OPTIONS PURCHASED (Cost $244,979)		157,480

TOTAL INVESTMENTS (Cost $15,305,004) - 99.70%		$15,132,856

Other assets less liabilities - 0.30%		45,499

TOTAL NET ASSETS - 100.00%		$15,178,355

(a)	Variable rate security; the money market rate shown represents the rate at October 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Martin Focused Value Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $15,305,004)	$15,132,856
Receivable from Adviser	10,693
Interest receivable	36,021
Prepaid expenses	2,674
Deferred offering costs	1,258
Deferred organization costs	25,950

Total assets	15,209,452

Liabilities
Payable for fund shares redeemed	9,000
Payable to administrator, fund accountant, and transfer agent (a)	13,120
Accrued 12b-1 fees, Retail Class (a)	61
Accrued Servicing fees, Retail Class (a)	75
Payable to trustees and officers	3,331
Payable to custodian (a)	855
Other accrued expenses	4,655

Total liabilities	31,097

Net Assets	$15,178,355

Net Assets consist of:
Paid in capital	$15,249,140
Accumulated undistributed net investment income (loss)	(41,746)
Accumulated net realized gain (loss) from investment transactions	143,109
Net unrealized appreciation (depreciation) on:
Investment securities	(84,649)
Options	(87,499)

Net Assets	$15,178,355

Net Assets: Institutional Class	$14,952,664

Shares outstanding (unlimited number of shares authorized)	1,500,870

Net asset value and offering price per share	$9.96

Redemption price per share ($9.96 * 98%) (b)	$9.76

Net Assets: Retail Class	$225,691

Shares outstanding (unlimited number of shares authorized)	22,700

Net asset value and offering price per share	$9.94

Redemption price per share ($9.94 * 98%) (b)	$9.74

(a)	See Note 5 in the Notes to the Financial Statements.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Martin Focused Value Fund

Statement of Operations

For the period ended October 31, 2012 (a)

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $61)	$8,481
Interest income	4,576

Total Investment Income	13,057

Expenses
Investment adviser fee (b)	48,364
12b-1 fees, Retail Class (b)	124
Servicing fees, Retail Class (b)	75
Transfer agent expenses (b)	29,160
Administration expenses (b)	23,558
Offering expenses	20,635
Fund accounting expenses (b)	17,358
Audit expenses	7,490
Legal expenses	7,490
Custodian expenses (b)	5,580
Miscellaneous expenses	5,354
Trustee expenses	4,922
CCO expenses	4,707
Report printing expenses	2,276
Registration expenses	2,157
Pricing expenses	1,158
24f-2 expenses	550
Organizational expenses	543

Total Expenses	181,501
Less: Fees waived and reimbursed by Adviser	(126,698)

Net operating expenses	54,803

Net Investment Income	(41,746)

Realized & Unrealized Gain on Investments
Net realized gain (loss) on investment securities	143,109
Change in unrealized appreciation (depreciation) on:
Investment securities	(84,649)
Options	(87,499)

Net realized and unrealized gain (loss) on investment securities and options contracts	(29,039)

Net increase (decrease) in net assets resulting from operations	$(70,785)

(a)	For the period May 4, 2012 (commencement of operations) to October 31, 2012.
(b)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Martin Focused Value Fund

Statements of Changes In Net Assets

For the Period Ended October 31, 2012 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(41,746)
Net realized gain (loss) on investment securities	143,109
Change in unrealized appreciation (depreciation) on:
Investment securities	(84,649)
Options	(87,499)

Net increase (decrease) in net assets resulting from operations	(70,785)

Capital Share Transactions - Institutional Class
Proceeds from shares sold	15,082,001
Proceeds from redemption fees collected (b)	160
Amount paid for shares redeemed	(60,234)

Net increase (decrease) in net assets resultingfrom Institutional Class share transactions	15,021,927

Capital Share Transactions - Retail Class
Proceeds from shares sold	227,213
Proceeds from redemption fees collected (b)	—
Amount paid for shares redeemed	—
Net increase (decrease) in net assets resultingfrom Retail Class share transactions	227,213

Net increase (decrease) in net assets resultingfrom share transactions	15,249,140

Total increase (decrease) in Net Assets	15,178,355

Net Assets
Beginning of period	—

End of period	$15,178,355

Undistributed net investment income (loss)included in net assets at end of period	$(41,746)

Capital Share Transactions - Institutional Class
Shares sold	1,506,896
Shares redeemed	(6,026)

Net increase (decrease) from capital share transactions	1,500,870

Capital Share Transactions - Retail Class
Shares sold	22,700
Shares redeemed	—

Net increase (decrease) from capital share transactions	22,700

(a)	For the period May 4, 2012 (commencement of operations) to October 31, 2012.
(b)	The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase.

Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

Martin Focused Value Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended October 31, 2012 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.04	) (b)
Net realized and unrealized gain (loss) on investments	—

Total from investment operations	(0.04)

Paid in capital from redemption fees		(c)

Net asset value, end of period	$9.96

Total Return (d)	-0.40	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000)	$14,952
Ratio of net expenses to average net assets	1.00	% (f)
Ratio of expenses to average net assets before waiver and reimbursement	3.32	% (f)
Ratio of net investment income (loss) to average net assets	(0.76	)% (f)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(3.08	)% (f)
Portfolio turnover rate	32.91	% (e)

(a)	For the period May 4, 2012 (commencement of operations) to October 31, 2012.
(b)	Calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.005 per share in each period.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Martin Focused Value Fund - Retail Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended October 31, 2012 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.06	) (b)
Net realized and unrealized gain (loss) on investments	—

Total from investment operations	(0.06)

Net asset value, end of period	$9.94

Total Return (c)	-0.60	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$226
Ratio of net expenses to average net assets	1.40	% (e)
Ratio of expenses to average net assets before waiver and reimbursement	3.44	% (e)
Ratio of net investment income (loss) to average net assets	(1.14	)% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(3.18	)% (e)
Portfolio turnover rate	32.91	% (d)

(a)	For the period May 4, 2012 (commencement of operations) to October 31, 2012.
(b)	Calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Martin Focused Value Fund

Notes to the Financial Statements

October 31, 2012

(Unaudited)

NOTE 1. ORGANIZATION

Martin Focused Value Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 7, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Martin Capital Management, LLC (the “Adviser”). The Fund seeks to provide long-term growth of capital.

The Fund currently offers two classes of shares, Institutional Class and Retail Class. Both shares were first offered to the public on May 4, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation - All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to inception of Fund.

Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

11

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - The Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Writing Options - The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Dividends and Distributions - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2012, there were no such reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

12

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as U.S. Government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale

13

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,395,712	$—	$—	$1,395,712
U.S. Government Securities	—	11,942,227	—	11,942,227
Money Market Securities	1,637,437	—	—	1,637,437
Put Options Purchased	157,480	—	—	157,480
Total	$3,190,629	$11,942,227	$—	$15,132,856

*	Refer to Schedule of Investments for industry classifications.

14

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the fiscal year ended October 31, 2012, the Funds had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Put options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option, respectively.

Please see the chart below for information regarding call and put options purchased and long and short forward currency exchange contracts for the Fund.

At October 31, 2012:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Put Options Purchased	Investment in Securities, at fair value	$157,480

For the period ended October 31, 2012 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	62	—	$—	$(87,499)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any Administrative servicing fees (Class I shares only), 12b-1 fees (Class R shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 1.00% of its average daily net assets of the Fund through June 30, 2015. For the period from May 4, 2012 (commencement of operations) to October 31, 2012, the Adviser earned fees of $48,364 from the Fund. At October 31, 2012, the Adviser owed $10,693 to the Fund.

15

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. As of October 31, 2012, $126,698 may be subject to potential repayment by the Fund to the Adviser Through April 30, 2016.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from May 4, 2012 (commencement of operations) to October 31, 2012, HASI earned fees of $23,558 for administrative services provided to the Fund. At October 31, 2012, the Fund owed HASI $4,149 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a whollyowned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period from May 4, 2012 (commencement of operations) to October 31, 2012, the Custodian earned fees of $5,580 for custody services provided to the Fund. At October 31, 2012, the Fund owed the Custodian $855 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from May 4, 2012 (commencement of operations) to October 31, 2012, HASI earned fees of $29,160 from the Fund for transfer agent services. At October 31, 2012, the Fund owed HASI $5,914 for transfer agent services.

For the period from May 4, 2012 (commencement of operations) to October 31, 2012, HASI earned fees of $17,358 from the Fund for fund accounting services provided to the Fund. At October 31, 2012, HASI was owed $3,057 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan (the “Plan”) for its Retail Class shares in accordance with Rule 12b-1 under the 1940 Act. Under the Fund’s plan, the Fund pays a fee of 0.25% of the average daily net assets of Retail Class shares to the Fund’s Adviser or any broker-dealer, investment adviser, bank or other financial institution to help defray the cost of distributing Retail Class shares or servicing Retail Class shareholders, including sales and marketing expenses. Because these fees are an ongoing expense, over time they reduce the net investment results of Retail Class shares and may cost you more than paying other types of sales charges. For the period ended October 31, 2012, the Retail Class incurred 12b-1 fees of $124. At October 31, 2012, $61 was owed to the Adviser.

The Fund has adopted a Retail Class Administrative Services Plan, under which the Fund pays an annual fee equal to 0.15% of the average daily net assets of Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Retail Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited

16

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2012

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

to (i) acting as record holder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the Retail Class’ assets on an on-going basis. For the period ended October 31, 2012, the Retail Class incurred Service fees of $75. At October 31, 2012, $75 was owed to the Adviser.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended October 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	1,821,109
Sales
U.S. Government Obligations	$—
Other	277,429

At October 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$94,023
Gross (Depreciation)	(266,171)

Net Appreciation (Depreciation) on Investments	$(172,148)

At October 31, 2012, the aggregate cost of securities for federal income tax purposes was $15,305,004.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a) (9) of the Investment Company Act of 1940. At October 31, 2012, Dennis J. and Lorna S Monax Trust, owned 30.82% of the Retail Class shares. As a result, Dennis J. and Lorna S Monax Trust may be deemed to control Class R shares of the Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

At October 31, 2012, the Fund paid no distributions to Institutional Class and Retail Class shareholders, respectfully.

17

Factors Considered by the Trustees in Approving the Management Agreement

Martin Focused Value Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, determines whether to approve the Fund’s management agreement with its investment adviser, Martin Capital Management, LLC (“Martin”).

The Board of Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Martin (“Independent Trustees”), with the assistance of the Trust’s counsel and counsel to the Independent Trustees, requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with reviewing the Fund’s management agreement.

At its full Board meeting on November 13 and 14, 2011, the Trustees met with representatives of Martin to consider the approval of the Fund’s management agreement. In advance of this meeting, each Trustee received and reviewed materials compiled by Huntington Asset Services, Inc., the Trust’s administrator (the “Administrator”). The materials provided to each Trustee in advance of the meeting included the following information: copies of Martin’s most recently filed Form ADV; Martin’s balance sheet as of December 31, 2010 and September 30, 2011; Martin’s profit and loss statements for the 2010 calendar year and for the period from January 1, 2011 through September 30, 2011; information provided by Martin concerning the ownership of Martin and plans for growth; a presentation by Martin that included biographical information of the investment management personnel who are to provide services to the Fund, a summary of Martin’s proposed investment process for the Fund, performance of other accounts managed by Martin, and an outline of the proposed distribution plan for the Fund; and a report prepared by Martin and the Administrator summarizing various aspects of the Fund, including the proposed management fee, 12b-1 fee, and other estimated fees and expenses.

At this meeting, the Trustees interviewed representatives of Martin regarding the Fund’s investment strategies; performance history of similar private accounts previously managed by Martin on a discretionary basis; Martin’s financial stability and its agreement to pay the expenses of organizing the Fund and, on an ongoing basis, to cap the Fund’s expenses; biographies of the Martin’s investment personnel; and other factors that the Trustees deemed relevant. In addition, the Trust’s Chief Compliance Officer summarized Martin’s compliance policies and procedures and stated that in his opinion Martin’s compliance program is reasonably designed to prevent violation of the federal securities laws by the Fund.

At the Trustees’ in-person meeting held on February 12 and 13, 2012, the Trustees, including the Independent Trustees, unanimously approved the Fund’s management agreement with Martin. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are listed below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent and Quality of Services - The Trustees noted Martin’s explanation that it currently manages approximately $200 million in assets. The Trustees considered the resources to be provided to the Fund, and considered the adequacy of these resources in light of the desired growth in the level of Fund assets, and whether Martin’s resources are sufficient. The Trustees determined that Martin’s resources appear adequate, and noted that Martin proposes to provide the Fund with an experienced portfolio manager to manage the Fund, as well as various administrative and professional staff, including three analysts, Martin’s Director of Research, and a chief compliance officer. The Trustees also considered that, while Martin has no prior experience managing mutual funds, it has managed private accounts since 2000 using the same strategy it proposes to use to manage the Fund. The Trustees noted the Trust’s Chief Compliance Officer’s summary of Martin’s compliance policies and procedures, and his opinion that Martin’s compliance program is reasonably designed to prevent violation of federal securities laws by the Fund.

(ii) Fund and Advisor Performance - Because the Fund had not yet been launched when the Trustees considered the approval of the Fund’s management agreement, the Trustees considered the performance of Martin’s other accounts. The Trustees noted Martin’s representation that from January 2000 through September 2011, the combined return of the private accounts managed by Martin exceeded the return of the S&P 500 index.

(iii) Fee Rates and Profitability - The Trustees considered the proposed management fee to be paid by the Fund, the proposed 12b-1 fee, and the other fees to be paid by the Fund. The Trustees noted that Martin has voluntarily agree to cap the Fund’s expenses through at least 2015. The Trustees considered the management fee to be paid by the Fund (after fee waivers) in light of the nature and extent of advisory services to be paid by the Fund, and in light of the management fees paid by and overall expense ratios of other funds in the Trust, as well as other funds with which the Trustees are familiar, and determined that the advisory fee was reasonable.

The Trustees also reviewed recent profit and loss statements for Martin, in addition to Martin’s balance sheet. The Trustees noted Martin’s representation that it has the financial capacity to pay the Fund’s initial organization and ongoing operating expenses, even if the Fund is not profitable for several years.

(iv) Economies of Scale - In determining the reasonableness of the proposed advisory fees, the Trustees also considered whether economies of scale would be realized by Martin as the Fund grows, and the extent to which this is reflected in the advisory fees. The Trustees noted that it was unlikely that Martin would realize any significant economies of scale from managing the Fund in the Fund’s first few years of operations, but that they would consider this again in future years.

After reviewing all of the foregoing, and based upon all of the above-mentioned factors and their related conclusions, the Trustees, including all of the Independent Trustees, unanimously determined that the projected advisory fee to be paid by the Fund is reasonable, based on the nature and quality of advisory services anticipated to be provided by Martin to the Fund, and unanimously voted to approve the management agreement between the Trust and Martin on behalf of the Fund.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (855) 367-6383 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

TOREADOR CORE FUND

SEMI-ANNUAL REPORT

October 31, 2012

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Performance Results (Unaudited)

Total Return* (For the period ended October 31, 2012)
			Average Annual Returns
	6 Months	One Year	Five Years	Since Inception (June 2, 2006)
Toreador Core Fund – Retail Class	-1.20%	6.30%	-1.33%	1.18%
Russell 1000® Index**	1.85%	14.97%	0.53%	3.78%
Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 31, 2012, were 1.66% of average net assets (1.21% after fee waivers/expense reimbursements by the Adviser). The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2013, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense cap in place at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Total Return* (For the period ended October 31, 2012)
			Average Annual Return
	6 Months	One Year	Three Years	Since Inception (September 1, 2009)
Toreador Core Fund – Institutional Class	-1.02%	6.66%	9.03%	9.32%
Russell 1000® Index**	1.85%	14.97%	13.48%	13.34%
Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 31, 2012, were 1.44% of average net assets (0.96% after fee waivers/expense reimbursements by the Adviser). The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2013, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense cap in place at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of

1

taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The Russell 1000® Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Retail Class operations) and held through October 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

2

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on September 1, 2009 (commencement of Institutional Class operations) and held through October 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

3

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1	As a percentage of net assets.

2	Companies included in the S&P 500® Index, the Russell 1000® Index or with market capitalization greater than $124 million.

4

Investment Objective – (Unaudited)

The investment objective of the Toreador Core Fund (the “Fund”) is long-term capital appreciation.

The Fund invests primarily in equity securities of U.S. and foreign large cap companies of a size similar to those in either the S&P 500® Index or the Russell 1000® Index. As of March 31, 2012, the Russell 1000 Index was composed of companies having market capitalizations of between $124 million and $559 billion, while the S&P 500 was composed of companies having market capitalizations of between $1.21 billion and $559 billion. In choosing investments, the Fund’s adviser, Toreador Research & Trading LLC (the “Adviser”), typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Core Fund – Retail Class	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period* May 1, 2012 – October 31, 2012
Actual	$1,000.00	$ 988.00	$6.02
Hypothetical**	$1,000.00	$1,019.15	$6.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Toreador Core Fund – Institutional Class	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period* May 1, 2012 – October 31, 2012
Actual	$1,000.00	$ 989.80	$4.79
Hypothetical**	$1,000.00	$1,020.40	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

6

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TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS

October 31, 2012 – (Unaudited)

Common Stocks – 98.96%	Shares	Fair Value
Consumer Discretionary – 10.08%
Harman International Industries, Inc.	20,737	$869,502
Kohl’s Corp.	34,514	1,838,906
Omnicom Group, Inc.	8,606	412,313
O’Reilly Automotive, Inc. (a)	4,146	355,229
Priceline.com, Inc. (a)	619	355,164
Viacom, Inc. – Class B	7,819	400,880
Weight Watchers International, Inc.	4,163	209,191

		4,441,185

Consumer Staples – 1.27%
Herbalife Ltd.	2,719	139,621
Philip Morris International, Inc.	4,765	421,988

		561,609

Energy – 11.93%
Alpha Natural Resources, Inc. (a)	199,520	1,709,886
Marathon Petroleum Corp.	10,063	552,761
Murphy Oil Corp.	17,248	1,034,880
Noble Corp.	38,159	1,440,121
Tesoro Corp.	13,684	516,024

		5,253,672

Financials – 36.78%
Aflac, Inc.	4,995	248,651
Allied World Assurance Company Holdings AG	3,260	261,778
Allstate Corp. / The	11,800	471,764
American Express Co.	7,078	396,156
Bank of America Corp.	688,522	6,417,025
Capital One Financial Corp.	6,731	405,004
CBOE Holdings, Inc.	15,085	444,857
Citigroup, Inc.	26,882	1,005,118
Discover Financial Services	12,822	525,702
JPMorgan Chase & Co.	26,398	1,100,269

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS – continued

October 31, 2012 – (Unaudited)

Common Stocks – 98.96% – continued	Shares	Fair Value
Financials – 36.78% – continued
MetLife, Inc.	65,675	$2,330,806
Morgan Stanley	111,267	1,933,820
SLM Corp.	26,878	472,515
Torchmark Corp.	3,775	190,977

		16,204,442

Health Care – 14.76%
Abbott Laboratories	6,474	424,176
Aetna, Inc.	7,904	345,405
AmerisourceBergen Corp.	10,659	420,391
Amgen, Inc.	3,491	302,129
Boston Scientific Corp. (a)	20,192	103,787
Celgene Corp. (a)	3,310	242,689
CIGNA Corp.	6,651	339,201
C. R. Bard, Inc.	2,519	242,303
Express Scripts Holding Co. (a)	2,804	172,558
Humana, Inc.	22,059	1,638,322
Laboratory Corporation of America Holdings (a)	4,462	378,065
Life Technologies Corp. (a)	6,421	314,051
McKesson Corp.	4,382	408,884
Medtronic, Inc.	21,897	910,477
Mylan, Inc. (a)	10,221	259,000

		6,501,438

Industrials – 3.80%
Delta Air Lines, Inc. (a)	36,655	352,988
Dun & Bradstreet Corp. / The	2,380	192,875
Union Pacific Corp.	7,887	970,338
URS Corp.	4,644	155,481

		1,671,682

Information Technology – 15.82%
Cisco Systems, Inc.	67,449	1,156,076
Fiserv, Inc. (a)	3,877	290,542

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS – continued

October 31, 2012 – (Unaudited)

Common Stocks – 98.96% – continued	Shares	Fair Value
Information Technology – 15.82% – continued
Hewlett-Packard Co.	130,332	$1,805,098
Itron, Inc. (a)	4,524	185,755
LSI Corp. (a)	22,599	154,803
Mastercard, Inc. – Class A	592	272,871
Microsoft Corp.	32,531	928,272
Oracle Corp.	34,858	1,082,341
QUALCOMM, Inc.	15,843	928,004
Tech Data Corp. (a)	3,693	163,637

		6,967,399

Materials – 3.40%
CF Industries Holdings, Inc.	2,125	436,029
Freeport-McMoRan Copper & Gold, Inc.	27,341	1,063,018

		1,499,047

Utilities – 1.12%
AES Corp. / The	15,539	162,383
Public Service Enterprise Group, Inc.	10,372	332,319

		494,702

TOTAL COMMON STOCKS (Cost $41,358,626)		43,595,176

Money Market Securities – 0.73%
Huntington Money Market Fund – Trust Shares, 0.01% (b)	319,616	319,616

TOTAL MONEY MARKET SECURITIES (Cost $319,616)		319,616

TOTAL INVESTMENTS (Cost $41,678,242) – 99.69%		$43,914,792

Other assets less liabilities – 0.31%		138,577

TOTAL NET ASSETS – 100.00%		$44,053,369

(a)	Non-income producing.

(b)	Variable rate security; the rate shown represents the yield at October 31, 2012.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2012 – (Unaudited)

Assets
Investments in securities, at fair value (Cost $41,678,242)	$43,914,792
Receivable for Fund shares sold	225,458
Dividends receivable	22,785
Interest receivable	2
Prepaid expenses	21,279

Total assets	44,184,316

Liabilities
Payable for Fund shares redeemed	85,753
Payable to Adviser (a)	14,275
Accrued Service Fees – Retail Class (a)	5,575
Payable to trustees and officers	3,107
Payable to administrator, fund accountant, and transfer agent (a)	13,536
Payable to custodian (a)	1,553
Other accrued expenses	7,148

Total liabilities	130,947

Net Assets	$44,053,369

Net Assets consist of:
Paid in capital	$40,173,827
Undistributed net investment income (loss)	143,056
Accumulated undistributed net realized gain (loss) from investment transactions	1,499,936
Net unrealized appreciation (depreciation) on investments	2,236,550

Net Assets	$44,053,369

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENT OF ASSETS AND LIABILITIES – continued

October 31, 2012 – (Unaudited)

Net Assets: Retail Class	$24,095,332

Shares outstanding (unlimited number of shares authorized)	2,253,296

Net asset value and offering price per share	$10.69

Redemption price per share (NAV * 98%) (b)	$10.48

Net Assets: Institutional Class	$19,958,037

Shares outstanding (unlimited number of shares authorized)	1,862,402

Net asset value and offering price per share	$10.72

Redemption price per share (NAV * 98%) (b)	$10.51

(a)	See Note 4 in the Notes to the Financial Statements.

(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENT OF OPERATIONS

For the six months ended October 31, 2012 – (Unaudited)

Investment Income
Dividend income (net of foreign withholding taxes of $301)	$336,154
Interest income	35

Total Investment Income	336,189

Expenses
Investment Adviser fee (a)	210,814
Service Fee – Retail Class (a)	34,126
Administration expenses (a)	26,101
Transfer agent expenses (a)	24,445
Registration expenses	20,920
Fund accounting expenses (a)	15,096
Legal expenses	11,934
Auditing expenses	7,569
Printing expenses	7,053
Custodian expenses (a)	5,759
Trustee expenses	4,992
CCO expenses	4,713
Pricing expenses	2,377
Insurance expenses	1,658
Miscellaneous expenses	1,153
24f-2 expenses	174

Total Expenses	378,884
Less: Fees waived by Adviser (a)	(121,763)
Other expense – Overdraft fee	910

Net operating expenses	258,031

Net Investment Income (Loss)	78,158

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	1,706,827
Change in unrealized appreciation (depreciation) on investment securities	(2,522,003)

Net realized and unrealized gain (loss) on investment securities	(815,176)

Net increase (decrease) in net assets resulting from operations	$(737,018)

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$78,158	$164,301
Net realized gain (loss) on investment securities	1,706,827	478,867 (a)
Net increase from reimbursement by Adviser	—	64,083 (b)
Change in unrealized appreciation (depreciation) on investment securities	(2,522,003)	(1,387,725)

Net increase (decrease) in net assets resulting from operations	(737,018)	(680,474)

Distributions
From net investment income, Retail Class	—	(78,632)
From net investment income, Institutional Class	—	(81,113)

Total distributions	—	(159,745)

Capital Share Transactions, Retail Class
Proceeds from Fund shares sold	2,599,886	12,732,575
Reinvestment of distributions	—	74,770
Amount paid for shares redeemed	(9,083,545)	(16,312,638)
Proceeds from redemption fees collected (c)	5,900	8,646

Net increase (decrease) in net assets resulting from
Retail Class capital share transactions	(6,477,759)	(3,496,647)

Capital Share Transactions, Institutional Class
Proceeds from Fund shares sold	3,367,409	10,078,298
Reinvestment of distributions	—	68,361
Amount paid for shares redeemed	(2,982,113)	(1,128,951)
Proceeds from redemption fees collected (c)	2,340	40

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	387,636	9,017,748

Total Increase (Decrease) in Net Assets	(6,827,141)	4,680,882

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS – continued

	Six Months Ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Net Assets
Beginning of year	$50,880,510	$46,199,628

End of period	$44,053,369	$50,880,510

Accumulated net investment income (loss) included in net assets at end of period	$143,056	$64,898

Capital Share Transactions, Retail Class
Shares sold	256,134	1,236,118
Shares issued in reinvestment of distributions	—	7,709
Shares redeemed	(886,147)	(1,612,650)

Net increase (decrease) from Retail Class shares outstanding	(630,013)	(368,823)

Capital Share Transactions, Institutional Class
Shares sold	336,297	983,830
Shares issued in reinvestment of distributions	—	7,048
Shares redeemed	(289,720)	(110,789)

Net increase (decrease) from Institutional Class shares outstanding	46,577	880,089

(a)	Includes loss of $64,083 due to investment violation. See Note 5 in the Notes to the Financial Statements.

(b)	See Note 5 in the Notes to the Financial Statements.

(c)	The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – RETAIL CLASS

FINANCIAL HIGHLIGHTS

	Six months ended October 31, 2012
(For a share outstanding during each period)	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.82

Income from investment operations:
Net investment income (loss)	0.01	(a)
Net realized and unrealized gain (loss) on investments	(0.14)

Total from investment operations	(0.13)

Less distributions to shareholders:
From net investment income	—
From net realized gains	—

Total distributions	—

Paid in capital from redemption fees (c)	—

Payment by affiliate for investment violation and trading error	—

Net asset value, end of period	$10.69

Total Return (e)	-1.20	%(f)
Ratios and Supplemental Data:
Net assets, end of period (000)	$24,095
Ratio of expenses to average net assets	1.20	%(j)
Ratio of expenses to average net assets before waiver and reimbursement	1.72	%(j)
Ratio of net investment income (loss) to average net assets	0.23	%(j)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(0.29	)%(j)
Portfolio turnover rate	35.66%

(a)	Calculated using the average shares method.

(b)	Amounts to less than $0.005 per share.

(c)	Redemption fees resulted in less than $0.005 per share.

(d)	See Note 5 in the Notes to the Financial Statements.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f)	Not annualized.

(g)	Before the reimbursement from Adviser for the loss on trading error, the total return for the year would have been -1.76%.

(h)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.08%.

(i)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have been 35.11%.

(j)	Annualized.

(k)	Effective September 1, 2009, the Adviser agreed to waive fees to maintain Fund expenses at 0.95% (excluding Service fees). Prior to that date, the expense cap was 1.50%.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – RETAIL CLASS

FINANCIAL HIGHLIGHTS

Year ended April 30, 2012		Year ended April 30, 2011		Year ended April 30, 2010		Year ended April 30, 2009	Year ended April 30, 2008

$11.03		$9.36		$6.93		$10.30	$11.32

0.03		0.03		0.01		0.02	(0.02)
(0.23)		1.66		2.42		(3.39)	(0.99)

(0.20)		1.69		2.43		(3.37)	(1.01)

(0.02)		(0.02)		(0.02)		—	—
—		—		—		— (b)	(0.01)

(0.02)		(0.02)		(0.02)		—	(0.01)

—		—		—		—	—

0.01	(d)	—	(b)(d)	0.02	(d)	—	—

$10.82		$11.03		$9.36		$6.93	$10.30

-1.67	%(g)	18.08	%(h)	35.40	%(i)	-32.68%	-8.89%

$31,207		$35,866		$31,888		$23,552	$17,924
1.20%		1.20%		1.29	%(k)	1.50%	1.50%
1.65%		1.86%		1.86%		1.98%	2.18%
0.27%		0.29%		0.10%		0.41%	(0.17)%

(0.18)%		(0.37)%		(0.47)%		(0.07)%	(0.85)%
104.50%		85.74%		59.59%		92.88%	82.67%

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

	Six months ended October 31, 2012
(For a share outstanding during the period)	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.83

Income from investment operations:
Net investment income	0.02	(b)
Net realized and unrealized gain (loss) on investments	(0.13)

Total from investment operations	(0.11)

Less distributions to shareholders:
From net investment income	—

Total distributions	—

Paid in capital from redemption fees	—	(c)

Payment by affiliate for investment violation and trading error	—

Net asset value, end of period	$10.72

Total Return(e)	-1.02	%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$19,958
Ratio of expenses to average net assets	0.95	%(i)
Ratio of expenses to average net assets before waiver and reimbursement	1.47	%(i)
Ratio of net investment income (loss) to average net assets	0.48	%(i)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(0.04	)%(i)
Portfolio turnover rate	35.66%

(a)	For the period September 1, 2009 (commencement of operations) to April 30, 2010.

(b)	Calculated using the average shares method.

(c)	Amounts to less than $0.005 per share.

(d)	See Note 5 in the Notes to the Financial Statements.

(e)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(f)	Not annualized.

(g)	Before the reimbursement from Adviser for the loss on trading error, the total return for the year would have been -1.51%.

(h)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.26%.

(i)	Annualized.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Year ended April 30, 2012		Year ended April 30, 2011		For the Period Ended April 30, 2010(a)

$11.04		$9.37		$8.18

0.04		0.04		0.03
(0.21)		1.67		1.19

(0.17)		1.71		1.22

(0.05)		(0.04)		(0.03)

(0.05)		(0.04)		(0.03)

—	(c)	—	(c)	—

0.01	(d)	—	(c)(d)	—

$10.83		$11.04		$9.37

-1.42	%(g)	18.26	%(h)	14.92	%(f)

$19,673		$10,334		$837
0.95%		0.95%		0.95	%(i)
1.43%		1.57%		1.68	%(i)
0.47%		0.40%		0.49	%(i)
(0.01)%		(0.22)%		(0.24	)%(i)
104.50%		85.74%		59.59%

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2012 – (Unaudited)

NOTE 1. ORGANIZATION

Toreador Core Fund (the “Fund,” formerly known as the Toreador Large Cap Fund) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of a separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment Adviser is Toreador Research & Trading LLC (the “Adviser”). The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Retail Class and Institutional Class. Retail shares were first offered to the public on June 2, 2006; and Institutional shares were first offered to the public on September 1, 2009. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the six months ended October 31, 2012, there were no material reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$43,595,176	$—	$—	$43,595,176
Money Market Securities	319,616	—	—	319,616
Total	$43,914,792	$—	$—	$43,914,792

*	Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the six months ended October 31, 2012, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the Amended and Restated Management Agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average net assets. For the six months ended October 31, 2012, before the waiver described below, the Adviser earned a fee of $210,814 from the Fund. The Adviser has contractually agreed through August 31, 2013 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Retail Class shares only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses, and any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest do not exceed 0.95% of the Fund’s average daily net assets. For the six months ended October 31, 2012, the Adviser waived fees of $121,763. At October 31, 2012, the Adviser was owed $14,275 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived or

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

currently in effect, whichever is lower as described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at April 30, 2012 are as follows:

Amount	Until April 30,
$166,748	2013
213,074	2014
228,389	2015

For the six months ended October 31, 2012, $121,763 may be subject to potential repayment by the Fund to the Adviser through April 30, 2016.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended October 31, 2012, HASI earned fees of $26,101 for administrative services provided to the Fund. At October 31, 2012, the Fund owed HASI $5,673 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended October 31, 2012, the Custodian earned fees of $5,759 for custody services provided to the Fund. At October 31, 2012, the Fund owed the Custodian $1,553 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended October 31, 2012, HASI earned fees of $24,445 from the Fund for transfer agent services. For the six months ended October 31, 2012, HASI earned fees of $15,096 from the Fund for fund accounting services. At October 31, 2012, the Fund owed HASI $5,112 for transfer agent services and $2,751 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended October 31, 2012. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Effective September 1, 2009, the Fund adopted an Administrative Services Plan (“Plan”) with respect to Retail Class shares, pursuant to which the Fund pays an annual fee (“Service Fee”) of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Plan include mutual fund

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Class shares. For purposes of the Plan, administrative services include, but are not limited to (i) acting as recordholder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the assets of the Retail Class on an on-going basis. For the six months ended October 31, 2012, the Retail Class incurred Service fees of $34,126. At October 31, 2012, $5,575 was unpaid.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2012, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	16,324,999
Sales
U.S. Government Obligations	$—
Other	21,958,576

At October 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$5,231,253
Gross (Depreciation)	(3,035,771)

Net Appreciation (Depreciation) on Investments	$2,195,482

At October 31, 2012, the aggregate cost of securities for federal income tax purposes, was $41,719,310.

During the fiscal year ended April 30, 2012, the Adviser submitted a trade ticket on which shares of 41 different security issues were purchased in excess of the intended amount. To correct the error, sales of the excess shares were subsequently executed, although at a net lower price than the original purchase price, thus resulting in a loss to the Fund of $64,083. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS – continued

During the fiscal year ended April 30, 2011, the Adviser mistakenly purchased shares of Huntington Bancshares, Inc., (“HBAN”), of which Huntington National Bank, Inc. is a subsidiary. Due to the affiliation of Huntington National Bank, Inc. as the parent company of Unified Financial Securities, Inc. (the Fund’s Distributor), the Fund is not permitted to invest in HBAN. Upon notification of this error, the Adviser closed the Fund’s position in HBAN, resulting in a loss of $460, which the Adviser subsequently reimbursed to the Fund.

During the fiscal year ended April 30, 2010, the Adviser incorrectly entered a share amount when executing a purchase of Noble Corp. (“NE”). To correct the error, a subsequent sale of NE was executed, although at a lower price than the original purchase price, resulting in a loss to the Fund of $10,802. Furthermore, the sale was inadvertently duplicated (resulting in a temporary short sale position) and the cost to purchase the shares on the open market was greater than the sale price, which resulted in an additional loss to the Fund of $45,061. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At October 31, 2012, Charles Schwab & Co., for the benefit of its customers, owned 26.63% of the Retail Class shares. As a result, Charles Schwab & Co. may be deemed to control the Retail Class. At October 31, 2012, Charles Schwab & Co., for the benefit of its customers, owned 74.22% of the Institutional Class. As a result, Charles Schwab & Co. may be deemed to control the Institutional Class.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions by the Toreador Core Fund for the six months ended October 31, 2012.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2012 – (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax characterization of distributions for the fiscal years ended April 30, 2012 and April 30, 2011 are as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$159,745	$68,883
Long-Term Capital Gain	—	—

	$159,745	$68,883

At April 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$64,898
Capital loss carryforward	(147,630)
Unrealized appreciation	4,717,485
Other accumulated losses	(18,193)

$4,616,560

At April 30, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $41,068. “Other accumulated losses” represent the deferral of post-October losses for the year ended April 30, 2012.

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At April 30, 2012, for federal income tax purposes, the Fund had capital loss carryforwards in the following amounts:

Amount	Expiring April 30,
$ 147,630	2018

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Any capital loss carryforwards generated in future years will be utilized prior to the amount currently available for offsetting realized capital gains.

TOREADOR CORE FUND

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at 1-800-343-5902 to request a copy of the SAI or to make shareholder inquiries.

MANAGEMENT RENEWAL

(Unaudited)

Toreador Core Fund (the “Fund”), is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s management agreement with its investment adviser, Toreador Research & Trading, LLC (“Toreador”).

The Board of Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Toreador, with the assistance of the Board’s Advisory Contract Renewal Committee consisting of all of the Trustees (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual contract review.

The Committee convened on May 8, 2012 via teleconference to consider whether to recommend that the full Board renew Fund’s management agreement with Toreador for an additional year. All Trustees were present. In advance of the Committee meeting, each Trustee received and reviewed the materials compiled by Huntington Asset Services, Inc., the Trust’s administrator (the “Administrator”). The materials specifically provided to each Trustee in advance of the Committee meeting included the following information: (i) the Administrator’s letter requesting detailed information designed to assist the Trustees in their review pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and Toreador’s response thereto; (ii) a description of factors considered by the Board in approving the management agreement from the prior year; (iii) current schedule of Fund investments; (iv) Administrator’s report comparing each Fund’s performance returns and advisory fee and total expense ratio to those of its benchmark and/or peer group, as applicable, for periods ended February 29, 2012; (v) Toreador’s current Form ADV Parts 1 and 2; (vi) Toreador’s financial statements and profitability report; (vii) the Trust’s Chief Compliance Officer’s (“CCO”) review of Toreador’s compliance policies and procedures; (ix) and copies of the management agreement and expense cap agreement between the Fund and Toreador. After discussing the materials, the Committee contacted certain executives, portfolio managers and compliance personnel of Toreador and conducted an interview led by the Chairman of the Audit Committee of the Board.

At the Trustees’ in-person meeting held on May 21, 2012, the Committee recommended, and the Trustees, including the Independent Trustees, unanimously approved, the continuance of the Fund’s management agreement with Toreador for an additional year. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are listed below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

TOREADOR CORE FUND

MANAGEMENT RENEWAL – continued

(Unaudited)

(i)	The Nature, Extent and Quality of Services – The Board reviewed the responses from Toreador as to the resources provided to the Fund, and whether the resources are sufficient to achieve solid performance and meet compliance and other needs. The Board noted Toreador’s representation that it focuses solely on managing the Fund and has no other advisory clients. The Board also noted that Toreador provides the support of various administrative and professional staff, including two portfolio managers and Toreador’s chief compliance officer. The Board noted that Toreador had not proposed any changes to the level of services provided to the Fund.

The Board noted various compliance reports had been provided by Toreador and the Trust’s Administrator and CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. The Trustees also considered information provided by Toreador concerning research services provided by Toreador’s affiliate, including the performance of the affiliate’s top 50 stock list.

(ii)	Fund Performance – The Board discussed the Fund’s performance (retail and institutional class) and reviewed other materials provided by Toreador and the Administrator with respect to such performance. The Board noted that although the Fund had underperformed the Russell 1000 Index for the prior year ended February 29, 2012, the Fund’s performance over the five-year period was much closer to its peer group average, although still underperforming. The Board noted Toreador’s report that attributed the Fund’s underperformance during the prior year to stock selection in the finance and energy sector, its holdings in the finance sector and lower natural gas prices. They also noted that the Fund’s performance had improved year-to-date, and that the Fund’s performance during the first quarter of 2012 had exceeded that of its benchmark. The Board also noted that the Fund had received a two star rating from Morningstar.

(iii)	Fee Rates and Profitability – The Board noted that the advisory fee of 0.90% had been reduced to 0.24% as a result of Toreador’s agreement to waive a portion of its fee in order to cap the Fund’s expenses. The Board also noted that the Fund’s total expense ratio (after fee waivers and reimbursements) was lower than its peer group’s average expense ratio. The Board noted Toreador’s report that it has no soft dollar arrangements and does not receive any 12b-1 fees from the Fund. The Board noted Toreador’s report that administrative fees received by Toreador with respect to the Fund – Retail Class were passed through 100% to mutual fund platform sponsors providing administrative services to Retail Class shareholders. Toreador reported to the Board that it had earned a small profit from managing the Fund during the prior year. The Board noted that if these platform expenses paid by Toreador had been excluded, the profitability margin would increase to approximately 30%. The Board also noted that Toreador had reduced its advisory fee in 2009 to the current rate, and that Toreador has continued to waive advisory fees and reimburse expenses since the inception of the Fund.

TOREADOR CORE FUND

MANAGEMENT RENEWAL – continued

(Unaudited)

(iv)	Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. Toreador reported that it continues to work on adding new platforms and cultivating relationships with other investment advisors and brokers. The Board noted that it did not appear that Toreador had begun to realize any significant economies of scale from managing the Fund.

After reviewing all of the foregoing, and based upon the Committee’s recommendation and all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the advisory fees paid by the Fund are reasonable, based on the nature and quality of advisory services provided by Toreador to the Fund, and unanimously voted to approve the continuation of the management agreement between the Trust and Toreador on behalf of the Fund.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly, Interested

Kenneth G.Y. Grant

OFFICERS

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

TOREADOR CORE FUND

SEMI-ANNUAL REPORT

October 31, 2012

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of January 7, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	1/7/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	1/7/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	1/7/2013